Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 161
Provided for the year	(52)	$ (87)	$ (162)
Ending balance	92	161
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3
Ending balance	5	3
Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	158
Ending balance	87	158
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	565	928
Additions	59
Disposals	(109)	(363)
Ending balance	515	565	928
Gross carrying amount [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135	135
Additions	36
Disposals	(47)
Ending balance	124	135	135
Gross carrying amount [member] | Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	430	793
Additions	23
Disposals	(62)	(363)
Ending balance	391	430	793
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(404)	(443)
Accumulated depreciation removal for disposals	37	75
Provided for the year	(56)	(36)
Ending balance	(423)	(404)	(443)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(132)	(114)
Accumulated depreciation removal for disposals	29
Provided for the year	(16)	(18)
Ending balance	(119)	(132)	(114)
Accumulated depreciation and amortisation [member] | Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(272)	(329)
Accumulated depreciation removal for disposals	8	75
Provided for the year	(40)	(18)
Ending balance	$ (304)	$ (272)	$ (329)